Securities Issuance and Conversion	6 Months Ended
Sep. 30, 2024
Securities Issuance and Conversion [Abstract]
SECURITIES ISSUANCE AND CONVERSION

NOTE 18 — Securities Issuance and Conversion

On June 3, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P. (“Mast Hill”) and First Fire Global Opportunities Fund, LLC (“First Fire”) (collectively, the “Investors”). Pursuant to the Purchase Agreement, the Company issued senior secured promissory notes in the aggregate principal amount of $3,888,889, with an aggregate purchase price of $3,500,000, common share purchase warrants to purchase up to 830,957 shares of Common Stock at an initial exercise price of $3.51 per share, and 50,000 shares of Common Stock (the “Commitment Shares”). These instruments were issued in three tranches as detailed below.

Under the first tranche on June 3, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $1,427,778.00 and $238,888.88, respectively. Additionally, the Company issued common share purchase warrants to purchase 305,080 and 51,045 shares of Common Stock, respectively, and 18,357 and 3,071 Commitment Shares, respectively.

Under the second tranche on July 8, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $951,851.84 and $159,259.26, respectively. The Company also issued common share purchase warrants to purchase 203,387 and 34,029 shares of Common Stock, respectively, and 12,238 and 2,048 Commitment Shares, respectively.

Under the third tranche on December 20, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $951,851.84 and $159,259.26, respectively. In connection with the issuance, the Company also issued common share purchase warrants to purchase 203,387 and 34,029 shares of Common Stock, respectively, and 12,238 and 2,048 Commitment Shares, respectively.

The closings of the sale of the sale of the Tranche Notes and related warrants are subject to certain closing conditions as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “RRA”) with the Investors to provide certain registration rights under the Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. The Company agreed to file with the Securities and Exchange Commission an initial Registration Statement covering the maximum number of Registrable Securities, plus the shares underlying the ELOC Warrant (as that term is defined below), within thirty (30) calendar days from the date of the RRA so as to permit the resale the Registrable Securities by the Investors. Pursuant to the Purchase Agreement, the Company entered into a security agreement (the “Security Agreement”) with the Investors pursuant to which the Company granted to the Investors a security interest in certain property of the Company to secure the prompt payment, performance and discharge in full of all the Company’s obligations under the Notes.

As of December 20, 2024, the first & the second tranche of 6% senior secondary promissory note issued to Mast Hill has been converted to common stock and the liability has been repaid in full. Furthermore, the warrants issued in connection with the Warrants has also lapsed post Repayment.

On August 31, 2023, the Company entered into a Securities Purchase Agreement (the “September 2023 Purchase Agreement”) with a certain accredited investor as purchaser, pursuant to which, the Company sold $454,130.00 in principal amount of the Company’s Series A Convertible Preferred Shares, par value $0.01 (the “Preferred Shares”), warrants to purchase the Company’s Preferred Shares (the “Preferred Warrants”) and warrants the (September 2023 Common Warrants”) to purchase the Company’s common shares, par value $0.01 (the “Common Shares). The Preferred Shares are convertible into Common Shares, at an initial conversion price per share of $0.40, subject to adjustment under certain circumstances described in the certificate of designations for the Preferred Shares. The holder of Preferred Shares has the option, at any time and for any amount of such Preferred Shares, to convert Preferred Shares at an alternative conversion price that is the lower of the conversion price in effect, or at a 85% discount to the then-volume weighted average price of our common shares, but in no event less than the conversion floor price of $0.0787 (such price, the “Preferred Alternate Conversion Price”). In light of the fact that the Preferred Alternate Conversion Price can be 85% of the then-market price of our VWAP, the Preferred Shares are considered “Future Priced Securities” under Nasdaq rules that relate to the continued listing qualification of companies. The September 2023 Common Warrants are exercisable for five years to purchase an aggregate of up to 3,182,250 Common Shares at an initial exercise price of $0.44, subject to adjustment under certain circumstances described in the September 2023 Common Warrants. The Preferred Warrants are exercisable for two years to purchase an aggregate of up to 8,235 Preferred Shares at an initial exercise price of $850.00, subject to adjustment under certain circumstances described in the Preferred Warrants. The Preferred Shares and September 2023 Common Warrants sold were not registered under the Securities Act or the securities laws of any state, and were offered and sold in reliance upon the exemption from registration afforded by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering.